Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Summary of Derivative
(1)	Derivatives as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	12,153	—	76	—
Currency swap		733,374	1,630,570	833,715	927,127
- Trading		372,445	1,159,600	491,668	789,651
- Hedging		360,929	470,970	342,047	137,476
Interest rate swap		9,571	176,138	2,441	174,195
- Trading		9,571	176,138	2,441	174,195
- Hedging		—	—	—	—
Others (*2, 3)		5,456	123,902	—	97,996

	￦	760,554	1,930,610	836,232	1,199,318

Derivative liabilities
Currency forward	￦	132	—	9,078	—
Currency swap		1,640	36,328	4,786	23,761
- Trading		1,640	31,433	4,786	23,761
- Hedging		—	4,895	—	—
Interest rate swap		127	76,356	—	37,560
- Trading		127	76,356	—	37,560
- Hedging		—	—	—	—
Others (*1,2 , 4,5 )		22,015	148,227	38,255	52,059

	￦	23,914	260,911	52,119	113,380

(*1)
In relation to the agreement to purchase hybrid bonds issued by Samcheok Eco Materials Co., Ltd., a joint venture of the Company, the performance obligation as of December 31, 2025 which amounts to ￦23,494 million (￦26,422 million as of December 31, 2024) to the underwriter of the bonds was recorded as other derivative liabilities.

(*2)
The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives assets and liabilities. Also, the fair value of derivatives under the power purchase agreement of the subsidiary, Elara Energy Project, LLC, has been recognized as other derivative liabilities.

(*3)	The Company recorded the fair value of derivatives regarding the Power Purchase Agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivative assets.

(*4)
The Company entered into a Price Return Swap (PRS) contract to exchange gains or losses arising from fluctuations in the stock price of its subsidiary, KEPCO Engineering & Construction Company, Inc. The settlement of the PRS contract was completed during the year ended December 31, 2025, and the Company recognized a gain on transaction of derivative instruments of ￦37,572 million for the year ended December 31, 2025.

(*5)	The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its joint venture, Wadi Noor Solar Power, as other derivative liabilities.

Currency Forward Contracts which are not Designated as Hedge Instruments
(2)	Currency forward contracts which are not designated as hedging instruments as of December 31, 2025 are as follows:

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Morgan Stanley	2025.12.11	2026.01.02	￦	16,110	USD 11,000	￦	1,464.50
JP Morgan	2025.12.19	2026.01.15		5,911	USD 4,000		1,477.80
Mizuho Bank	2025.12.24	2026.01.13		7,349	USD 5,000		1,469.80
Hana Bank	2025.12.24	2026.01.16		14,698	USD 10,000		1,469.80
Woori Bank	2025.12.24	2026.01.20		14,701	USD 10,000		1,470.10
Kyongnam Bank	2025.12.24	2026.01.09		14,703	USD 10,000		1,470.30
Busan Bank	2025.12.26	2026.01.23		14,390	USD 10,000		1,439.00
Shinhan Bank	2025.12.29	2026.01.26		15,773	USD 11,000		1,433.87
MUFG	2025.07.16	2026.01.16		6,585	JPY 700,000		9.41
MUFG	2025.09.04	2026.01.08		6,621	JPY 700,000		9.46
MUFG	2025.10.10	2026.01.15		6,540	JPY 700,000		9.34
MUFG	2025.10.16	2026.01.20		6,617	JPY 700,000		9.45
MUFG	2025.10.27	2026.01.27		6,591	JPY 700,000		9.42
MUFG	2025.10.30	2026.01.29		6,545	JPY 700,000		9.35
MUFG	2025.12.02	2026.01.05		10,272	USD 7,000		1,467.45
JP Morgan	2025.12.02	2026.01.05		2,491	USD 1,700		1,465.10
MUFG	2025.12.03	2026.01.05		8,800	USD 6,000		1,466.65
JP Morgan	2025.12.05	2026.01.09		13,824	USD 9,400		1,470.60
MUFG	2025.12.08	2026.01.12		7,335	USD 5,000		1,467.02
JP Morgan	2025.12.08	2026.01.12		7,335	USD 5,000		1,467.00
Nonghyup Bank	2025.12.08	2026.01.12		4,392	USD 3,000		1,463.90
MUFG	2025.12.09	2026.01.13		10,278	USD 7,000		1,468.35
MUFG	2025.12.10	2026.01.14		7,342	USD 5,000		1,468.35
JP Morgan	2025.12.10	2026.01.14		7,342	USD 5,000		1,468.35
MUFG	2025.12.11	2026.01.15		7,337	USD 5,000		1,467.45
MUFG	2025.12.24	2026.01.29		7,292	USD 5,000		1,458.35
Nonghyup Bank	2025.12.24	2026.01.29		7,267	USD 5,000		1,453.45
MUFG	2025.12.26	2026.01.30		7,232	USD 5,000		1,446.30
JP Morgan	2025.12.29	2026.02.05		6,421	JPY 700,000		9.17
MUFG	2025.12.30	2026.02.06		7,169	USD 5,000		1,433.75
JP Morgan	2025.12.30	2026.02.02		14,338	USD 10,000		1,433.80
Nonghyup Bank	2025.12.30	2026.02.06		7,170	USD 5,000		1,433.90
Bank of America	2025.12.19	2026.01.27		7,379	USD 5,000		1,475.89
Citi Bank	2025.11.24	2026.01.07		7,365	USD 5,000		1,472.90
Citi Bank	2025.12.16	2026.01.27		5,865	USD 4,000		1,466.20
Kookmin Bank	2025.12.04	2026.01.07		7,325	USD 5,000		1,464.90
MUFG	2025.11.27	2026.01.07		4,379	USD 3,000		1,459.80
SMBC	2025.12.22	2026.02.06		8,850	USD 6,000		1,475.05
Nonghyup Bank	2025.12.30	2026.02.06		7,151	USD 5,000		1,430.10
Mizuho Bank	2025.11.26	2026.01.07		8,753	USD 6,000		1,458.90
Mizuho Bank	2025.12.08	2026.01.27		5,852	USD 4,000		1,463.10
Mizuho Bank	2025.12.24	2026.02.06		8,760	USD 6,000		1,459.95
Mizuho Bank	2025.12.30	2026.01.07		USD 2,501	3,649		1458.90
Busan Bank	2025.12.23	2026.01.09		14,944	USD 10,112		1,477.90
Shinhan Bank	2025.12.24	2026.02.06		10,255	USD 7,000		1,465.00

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Hana Bank	2025.12.08	2026.01.27	￦	5,856	USD 4,000	￦	1,464.00
Bank of America	2025.11.13	2026.02.10		500	USD 344		1,456.50
MUFG	2025.11.26	2026.02.26		3,039	USD 2,093		1,451.65
Shinhan Bank	2025.12.08	2026.02.25		1,156	USD 790		1,462.28
Woori Bank	2025.12.11	2026.02.25		1,259	USD 862		1,460.70
Hana Bank	2025.12.11	2026.02.25		5,841	USD 4,000		1,460.20
MUFG	2025.12.11	2026.02.25		7,305	USD 5,000		1,461.00
HSBC	2025.12.24	2026.03.19		4,088	USD 2,784		1,468.20
Shinhan Bank	2025.12.24	2026.03.17		10,238	USD 7,000		1,462.60
Bank of America	2025.12.24	2026.03.19		7,328	USD 5,000		1,465.50
JP Morgan	2025.12.24	2026.03.19		7,329	USD 5,000		1,465.70
Nonghyup Bank	2025.12.24	2026.03.19		7,326	USD 5,000		1,465.20
Busan Bank	2025.12.24	2026.03.19		7,329	USD 5,000		1,465.80
MUFG	2025.12.24	2026.03.19		7,328	USD 5,000		1,465.55
Woori Bank	2025.12.24	2026.03.19		7,328	USD 5,000		1,465.60
HSBC	2025.12.24	2026.03.17		10,183	USD 7,000		1,454.75
Shinhan Bank	2025.12.24	2026.03.19		7,273	USD 5,000		1,454.55
Hana Bank	2025.12.24	2026.03.19		7,281	USD 5,000		1,456.20
Bank of America	2025.12.24	2026.03.17		7,284	USD 5,000		1,456.85
Woori Bank	2025.12.24	2026.03.17		7,266	USD 5,000		1,453.10
Shinhan Bank	2025.12.26	2026.03.30		7,213	USD 5,000		1,442.55
JP Morgan	2025.12.26	2026.03.30		7,195	USD 5,000		1,438.90

Currency Swap Contracts Which Are Not Designated As Hedge Instruments
(3)	Currency swap contracts which are not designated as hedging instruments as of December 31, 2025 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Standard Chartered	2014~2029	￦	102,470	USD 100,000	3.14%	3.57%	￦	1,024.70
Woori Bank	2019~2027		21,708	USD 19,417	5.04%	6.75%		1,118.00
Kookmin Bank	2020~2026		76,355	USD 70,445	5.83%	6.00%		1,083.90
Woori Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Korea Development Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
Hana Bank	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
JP Morgan	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Woori Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Kookmin Bank	2022~2027		128,600	USD 100,000	3.56%	4.00%		1,286.00
Korea Development Bank	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
Hana Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
Woori Bank	2022~2026		141,910	USD 100,000	4.68%	5.38%		1,419.10
JP Morgan	2022~2026		141,910	USD 100,000	4.69%	5.38%		1,419.10
Korea Development Bank	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
Woori Bank	2022~2028		141,910	USD 100,000	5.13%	5.50%		1,419.10
Hana Bank	2023~2026		256,000	USD 200,000	3.97%	5.38%		1,280.00
Shinhan Bank	2023~2026		192,000	USD 150,000	3.99%	5.38%		1,280.00
Kookmin Bank	2023~2026		128,000	USD 100,000	4.03%	5.38%		1,280.00
Korea Development Bank	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
Bank of America	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Standard Chartered	2023~2026		128,000	USD 100,000	4.04%	5.38%		1,280.00
Woori Bank	2023~2026		192,000	USD 150,000	4.05%	5.38%		1,280.00
Shinhan Bank	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Kookmin Bank	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Korea Development Bank	2024~2027		864,890	USD 650,000	3.53%	4.88%		1,330.60
Bank of America	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
Standard Chartered	2024~2027		133,060	USD 100,000	3.53%	4.88%		1,330.60
IBK Securities Co., Ltd.	2024~2027		199,590	USD 150,000	3.53%	4.88%		1,330.60
Shinhan Bank	2024~2034		138,010	USD 100,000	3.64%	5.13%		1,380.10
Hana Bank	2024~2034		138,010	USD 100,000	3.69%	5.13%		1,380.10
Woori Bank	2024~2034		119,958	USD 86,920	3.74%	5.13%		1,380.10
Shinhan Bank	2025~2030		146,320	USD 100,000	3.18%	4.13%		1,463.20
Hana Bank	2025~2030		438,960	USD 300,000	3.21%	4.13%		1,463.20
Kookmin Bank	2025~2028		292,640	USD 200,000	2.99%	SOFR + 0.62%		1,463.20
Bank of America	2025~2028		219,480	USD 150,000	2.99%	SOFR + 0.62%		1,463.20
Hana Bank	2025~2028		146,320	USD 100,000	3.00%	SOFR + 0.62%		1,463.20
Korea Development Bank	2025~2028		73,160	USD 50,000	3.02%	SOFR + 0.62%		1,463.20
Shinhan Bank	2025~2028		146,320	USD 100,000	3.02%	SOFR + 0.62%		1,463.20
Woori Bank	2017~2027		111,610	USD 100,000	2.25%	3.13%		1,116.10
Korea Development Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Hana Bank	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
Korea Development Bank	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
Shinhan Bank	2018~2028		115,388	HKD 850,000	2.66%	3.35%		135.75
Korea Development Bank	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
Woori Bank	2021~2026		222,800	USD 200,000	0.93%	1.25%		1,114.00

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Shinhan Bank	2021~2026	￦	111,400	USD 100,000	0.92%	1.25%	￦	1,114.00
Korea Development Bank	2021~2026		111,399	USD 100,000	0.93%	1.25%		1,114.00
Nonghyup Bank	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
Woori Bank	2022~2027		262,000	USD 200,000	3.62%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2027		131,000	USD 100,000	3.63%	4.25%		1,310.00
Kookmin Bank	2022~2027		131,000	USD 100,000	3.62%	4.25%		1,310.00
Hana Bank	2022~2027		131,000	USD 100,000	3.61%	4.25%		1,310.00
Korea Development Bank	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
Export-Import Bank of Korea	2022~2032		349,829	HKD 1,935,000	4.87%	5.16%		180.79
JP Morgan	2022~2032		75,194	HKD 415,000	5.00%	5.16%		181.19
Export-Import Bank of Korea	2023~2030		172,982	HKD 1,037,000	4.25%	4.51%		166.81
Hana Bank	2024~2028		128,940	USD 100,000	3.73%	5.00%		1,289.40
JP Morgan	2024~2028		128,940	USD 100,000	3.85%	5.00%		1,289.40
Korea Development Bank	2024~2028		257,880	USD 200,000	3.80%	5.00%		1,289.40
Korea Development Bank	2024~2028		128,940	USD 100,000	3.69%	5.00%		1,289.40
Hana Bank	2024~2029		138,540	USD 100,000	3.15%	4.63%		1,385.40
Shinhan Bank	2024~2029		138,540	USD 100,000	3.15%	4.63%		1,385.40
Kookmin Bank	2024~2029		138,540	USD 100,000	3.16%	4.63%		1,385.40
Woori Bank	2024~2029		138,540	USD 100,000	3.17%	4.63%		1,385.40
Korea Development Bank	2024~2029		138,540	USD 100,000	3.19%	4.63%		1,385.40
Credit Agricole	2025~2028		218,963	HKD 1,166,000	2.85%	4.10%		187.79
Korea Development Bank	2025~2030		556,560	USD 400,000	2.75%	SOFR + 0.79%		1,391.40
Hana Bank	2025~2030		139,140	USD 100,000	2.75%	SOFR + 0.79%		1,391.40

Currency Swap Contracts Which Are Designated As Hedge Instruments
(4)	Currency swap contracts which are designated as hedging instruments as of December 31, 2025 are as follows:

Counterparty	Contract year		Contract amount		Contract interest rate			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2020~2026	￦	118,910	USD 100,000	0.61%	1.00%	￦	1,189.10
Hana Bank	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
Woori Bank	2020~2026		118,910	USD 100,000	0.62%	1.00%		1,189.10
Nomura	2017~2037		52,457	EUR 40,000	2.60%	1.70%		1,311.42
Nomura	2017~2037		59,423	SEK 450,000	2.62%	2.36%		132.05
Kookmin Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Hana Bank	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
Korea Development Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Woori Bank	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
JP Morgan	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
Woori Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Shinhan Bank	2021~2026		220,600	USD 200,000	0.47%	0.75%		1,103.00
Hana Bank	2021~2026		55,150	USD 50,000	0.48%	0.75%		1,103.00
Shinhan Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Nonghyup Bank	2023~2026		132,930	USD 100,000	4.05%	5.38%		1,329.30
Kookmin Bank	2023~2026		132,930	USD 100,000	4.07%	5.38%		1,329.30
Woori Bank	2023~2028		259,000	USD 200,000	3.83%	4.88%		1,295.00
Korea Development Bank	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00
Bank of America	2023~2028		64,750	USD 50,000	3.85%	4.88%		1,295.00
Woori Bank	2025~2031		142,900	USD 100,000	2.93%	4.00%		1,429.00
Hana Bank	2025~2031		142,900	USD 100,000	2.93%	4.00%		1,429.00
Shinhan Bank	2025~2031		71,450	USD 50,000	2.94%	4.00%		1,429.00
Bank of America	2025~2031		71,450	USD 50,000	2.94%	4.00%		1,429.00

Interest Rate Swap Contracts Which Are Not Designated As Hedge Instruments
(5)	Interest rate swap contracts which are not designated as hedging instruments as of December 31, 2025 are as follows:

Counterparty	Contract year		Contract amount	Contract interest rate per annum
				Pay	Receive
	In millions of won and thousands of foreign currencies
Nomura (*1)	2018~2038	￦	30,000	3M CD + 0.10%	3.75%
Hana Bank	2022~2027		200,000	3.02%	3M CD + 0.61%
Hana Bank	2022~2027		200,000	3.04%	3M CD + 0.58%
Hana Bank	2022~2027		250,000	3.38%	3M CD + 0.59%
Nomura	2022~2027		200,000	3.55%	3M CD + 0.60%
Shinhan Bank	2022~2027		150,000	3.53%	3M CD + 0.55%
Hana Bank	2022~2027		200,000	3.70%	3M CD + 0.59%
Nomura	2022~2027		300,000	3.89%	3M CD + 0.67%
Hana Bank	2022~2027		200,000	3.93%	3M CD + 0.67%
Nomura	2022~2027		200,000	3.80%	3M CD + 0.68%
Nomura	2022~2027		300,000	4.04%	3M CD + 0.60%
Hana Bank	2022~2027		100,000	4.68%	3M CD + 1.04%
Hana Bank	2022~2027		100,000	5.45%	3M CD + 1.20%
Shinhan Bank	2023~2028		200,000	4.27%	3M CD + 0.76%
Shinhan Bank	2023~2028		50,000	4.27%	3M CD + 0.76%
Nomura	2023~2028		250,000	4.13%	3M CD + 0.73%
Hana Bank	2023~2028		200,000	3.74%	3M CD + 0.51%
Hana Bank	2023~2028		100,000	4.19%	3M CD + 0.50%
Shinhan Bank	2023~2028		300,000	3.81%	3M CD + 0.70%
Hana Bank	2023~2028		200,000	3.95%	3M CD + 0.50%
Shinhan Bank	2024~2029		200,000	3.84%	3M CD + 0.50%
Hana Bank	2024~2027		250,000	3.72%	3M CD + 0.34%
Hana Bank	2024~2027		250,000	3.77%	3M CD + 0.31%
Hana Bank	2024~2027		250,000	3.31%	3M CD + 0.31%
Hana Bank	2024~2027		200,000	3.46%	3M CD + 0.53%
Nomura	2024~2027		200,000	3.38%	3M CD + 0.50%
Hana Bank	2024~2027		300,000	3.18%	3M CD + 0.53%
Hana Bank	2025~2030		200,000	3.28%	3M CD + 0.57%
Hana Bank	2025~2030		200,000	3.28%	3M CD + 0.62%
Shinhan Bank	2025~2030		200,000	2.82%	3M CD + 0.50%
Hana Bank	2025~2028		200,000	2.86%	3M CD + 0.45%
Hana Bank	2025~2028		200,000	2.85%	3M CD + 0.25%
Shinhan Bank	2025~2026		100,000	3.30%	3M CD + 0.45%
Nomura	2017~2032		52,457	Floating rate + 2.55%	2.60%
Nomura	2017~2032		59,423	Floating rate + 2.57%	2.62%
Nomura (*2)	2021~2041		30,000	1.84%	2.60%
Nomura (*3)	2021~2041		50,000	1.87%	2.38%
MUFG	2022~2048		USD 155,941	3M SOFR	3.71%
Mizuho Capital Markets LLC	2022~2048		USD 155,941	3M SOFR	1.05%
NORD LB Bank	2022~2036		USD 16,121	1.83%	6M SOFR
Rabobank	2022~2036		USD 19,619	1.83%	6M SOFR
Mizuho Capital Markets LLC	2024~2045		USD 77,399	3M USD Synthetic Libor	1.14%

(*1)	Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.

(*2)	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.

(*3)	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.

Interest Rate Swap Contracts Which Are Designated As Hedge Instruments
(6)	Interest rate swap contracts which are designated as hedging instruments as of December 31, 2025 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
	In thousands of foreign currencies
Export-Import Bank of Korea	2015~2031	USD 11,021	2.67%	SOFR + 0.43%
ING Bank	2015~2031	USD 27,178	2.67%	SOFR + 0.43%
BNP Paribas	2015~2031	USD 28,994	2.67%	SOFR + 0.43%
BNP Paribas	2009~2027	USD 22,923	4.16%	6M USD Synthetic Libor
KFW	2009~2027	USD 22,923	4.16%	6M USD Synthetic Libor
Export-Import Bank of Korea	2016~2036	USD 51,095	3.00%	6M USD Synthetic Libor
SMTB	2025~2036	JPY 3,557,580	1.82%	6M TIBOR + 0.55%

Disclosure of Gain Loss On Valuation And Transaction Derivatives
(7)
Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2023, 2024 and 2025 are as follows and included in finance income and expenses in the consolidated statements of comprehensive income or loss:

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Other comprehensive income (loss) (*)
		2023	2024	2025	2023	2024	2025	2023	2024	2025

		In millions of won
Currency forward	￦	510	12,021	(8,968)	34,216	78,237	(5,565)	—	—	—
Currency swap		269,795	2,058,412	26,014	38,282	190,000	(64,409)	(11,411)	18,622	67,527
- Trading		181,342	1,403,565	76,001	(1,244)	163,231	(5,168)	—	—	—
- Hedging		88,453	654,847	(49,987)	39,526	26,769	(59,241)	(11,411)	18,622	67,527
Interest rate swap		(16,377)	21,270	45,451	10,400	18,834	3,015	2,893	1,684	(4,549)
- Trading		(16,377)	21,270	45,049	10,400	18,834	3,015	—	—	—
- Hedging		—	—	402	—	—	—	2,893	1,684	(4,549)
Other derivatives		(19,729)	12,008	19,575	6,761	15,586	37,572	—	—	—

	￦	234,199	2,103,711	82,072	89,659	302,657	(29,387)	(8,518)	20,306	62,978

(*)
Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦(3,654) million, ￦11,870 million and ￦34,663 million, net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025, respectively.